Prepaid and Other Assets - Schedule of Prepaid and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid and Other Assets - Schedule of Prepaid and Other Assets (Details) [Line Items]
The deposits for potential acquisition	$ 142	$ 139
Other current assets	237	372
Total	21,208	16,425
Deposit of Haicang Property [Member]
Prepaid and Other Assets - Schedule of Prepaid and Other Assets (Details) [Line Items]
Deposit	4,610	4,507
Deposits to Software Developer [Member]
Prepaid and Other Assets - Schedule of Prepaid and Other Assets (Details) [Line Items]
Deposit	$ 16,219	$ 11,407